Balance Sheet Details - Schedule of Future Patent Amortization Expense (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Balance Sheet Related Disclosures [Abstract]
2019	$ 135,000
2020	87,000
2021	76,000
2022	48,000
2023	42,000
Thereafter	270,000
Patents, net	$ 658,000	$ 822,000